UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21910

Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Amy J. Lee
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 - February 28, 2013

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Fund Overview

The Guggenheim ABC High Dividend ETF, NYSE Arca ticker: ABCS (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the BNY Mellon ABC Index (the “Index”).

On February 15, 2013, the Board of Trustees of the Claymore Exchange-Traded Fund Trust 2 approved the closing and subsequent liquidation of the Fund. The last day of trading of Fund shares on the NYSE Arca, Inc. was March 15, 2013.

The Index is a rules-based index comprised of, as of February 28, 2013, approximately 30 securities, including common stocks and U.S. exchange-listed American depositary receipts (“ADRs”) of companies from Australia and Brazil and locally-listed companies in Australia and Canada, as defined by Bank of New York Mellon (the “Index Provider”). The depositary receipts included in the Index are sponsored. The Index constituent selection process selects the top ten stocks or ADRs with the highest yield from each country.

The Fund invested at least 80% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index).  The Fund generally invested in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assumed the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 4.68%, which included an increase in market price over the period to $19.17 as of February 28, 2013, from $18.84 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 5.22%, which included an increase in NAV over the period to $19.32 as of February 28, 2013, from $18.89 as of August 31, 2012. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and international market comparison purposes, the Index returned 5.47% and the MSCI All Country World Ex-US Index returned 13.06% for the 6-month period ended February 28, 2013.

The following distributions per share were paid during the six-month period ended February 28, 2013:

Payable Date                                                                                    Amount

September 28, 2012                                                                          $0.2320
        December 31, 2012                                                                           $0.3100

The December distribution was composed of $0.2380 in ordinary income and a supplemental distribution of $0.0720.

Performance Attribution

For the six-month period ended February 28, 2013, the basic materials sector contributed most significantly to the Fund’s return, followed by the communications sector. The energy and the utilities sectors detracted most significantly from the Fund’s return. Positions that contributed most significantly to the Fund’s return included Vale SA, ADR, a Brazilian metals and mining company (10.8% of the Fund’s long-term investments at period end); Telefonica Brasil SA, ADR, a telecommunications company which is part of the Telefonica Group, a communication conglomerate with a presence in multiple countries (6.3% of the Fund’s long-term investments at period end); and Cia de Bebidas das Americas, ADR, a Brazilian beverage company (not held at period end). Positions that detracted most significantly from the Fund’s return included Pengrowth Energy Corp., a Canadian oil and gas operating company; PetroBakken Energy Ltd., a Canadian oil and gas exploration and production company; and Cia Energetica de Minas Gerais, ADR, a Brazilian holding company engaged in the generation, transmission and distribution of electricity (2.8%, 3.3% and 4.9%, respectively, of the Fund’s long-term investments at period end).

Fund Overview

The Guggenheim Airline ETF, NYSE Arca ticker: FAA (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the NYSE Arca Global Airline Index (the “Index”).

On February 15, 2013, the Board of Trustees of the Claymore Exchange-Traded Fund Trust 2 approved the closing and subsequent liquidation of the Fund. The last day of trading of Fund Shares on the NYSE Arca, Inc. was March 15, 2013.

The Index is a modified equal-dollar weighted index designed to measure the performance of highly capitalized and liquid U.S. and international passenger airline companies identified as being in the airline industry and listed on developed and emerging global market exchanges. Archipelago Holdings Inc. (“Arca” or the “Index Provider”), an affiliate of NYSE Euronext, Inc., defines “developed markets” as countries with western-style legal systems, transparent financial rules for financial reporting and sophisticated, liquid and accessible stock exchanges with readily-exchangeable currencies. The Fund invested at least 80% of its total assets in common stock, American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index).  The Fund generally invested in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assumed the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 38.88%, which included an increase in market price over the period to $39.22 on February 28, 2013, from $28.24 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 38.75%, which included an increase in NAV over the period to $39.17 on February 28, 2013, from $28.23 as of August 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad global market comparison purposes, the Index returned 39.20% and the MSCI World Index returned 10.85% for the same period.

The Fund did not make an annual income distribution for 2012.

Performance Attribution

All of the Fund’s holdings are classified in the consumer cyclical sector, which had a positive return, contributing to the Fund’s return for the six-month period ended February 28, 2013. Positions that contributed most significantly to return included Delta Air Lines, Inc., which provides scheduled air transportation for passengers and cargo throughout the United States and around the world; United Continental Holdings, Inc., an airline holding company that includes United Airlines; and Southwest Airlines Co., a domestic U.S. airline that provides primarily short-haul, high-frequency, point-to-point service (15.0%, 15.0% and 15.3%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included All Nippon Airways Co. Ltd., which provides a variety of air transportation-related services, including air passenger and air courier services, the sale of aircraft parts, travel arrangements and reservation services, and hotel operations; Hawaiian Holdings, Inc., which provides air transportation of passengers, cargo, and mail among the islands of Hawaii and between Hawaii and several West Coast gateway cities and destinations in the South Pacific; and Korean Air Lines Co. Ltd., an operator of air transportation services domestically and internationally (4.3%, 3.1% and 1.5%, respectively, of the Fund’s long-term investments at period end).

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds Investment Advisors, LLC only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Funds ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in a Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of Fund-specific risks and considerations.

Investment Risk: An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk: The value of the securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or factors relating to specific companies in which such Fund invests.

Foreign Investment Risk: A Fund’s investments in non-U.S. issuers, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of such Fund’s investments or prevent such Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk: Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Industry Risk: To the extent that Funds focus their investments in a particular industry of group of related industries, the NAV of the Funds will be more susceptible to factors affecting that industry or sector. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Micro-, Small- and Medium-Sized Company Risk: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

Replication Management Risk: The Funds are not “actively” managed. Therefore, a Fund would not necessarily sell a security because the security’s issuer was in financial trouble unless that stock is removed from such Fund’s Index.

Non-Correlation Risk: A Fund’s return may not match the return of such Fund’s index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. A Fund may not be fully invested at times, either as a result of cash flows into such Fund or reserves of cash held by a Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk: Non-diversified Funds can invest a greater portion of assets in securities of individual issuers than a diversified fund. Changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

The Guggenheim ABC High Dividend ETF is also subject to risks of investing in Australia and Canada including commodity exposure risk, geographic risk and trading partners risk. Commodity exposure risk is exposure related to any negative changes in the agricultural or mining industries which could therefore have an adverse impact on the Australian or Canadian economy, as applicable. Geographic risk is the risk that a natural disaster could occur in Australia or Canada, as applicable. Trading partners risk is due to the Australian or Canadian economy, as applicable, being heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund is also subject to certain risks of investing in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, and leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and the European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Funds’ portfolios. Financial market conditions, as well as various social and political tensions in the US and around the world, have contributed to increased market volatility and may have long-term effects on the US and worldwide financial markets and cause further economic uncertainties or deterioration in the US and worldwide. The Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the U.S. and global economies and securities markets.

There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at www.guggenheiminvestments.com/etf.

ABCS I Guggenheim ABC High Dividend ETF
Fund Summary & Performance
February 28, 2013 (unaudited)

Fund Statistics
Share Price	$ 19.17
Net Asset Value	$ 19.32
Premium/Discount to NAV	-0.78%
Net Assets ($000)	$ 9,659

Total Returns

(Inception 6/8/11)	Six Month	One Year	Since Inception (Annualized)
Guggenheim ABC High Dividend ETF
NAV	5.22%	-12.45%	-9.64%
Market	4.68%	-13.63%	-10.05%
The BNY Mellon ABC Index	5.47%	-12.14%	-9.24%
MSCI All Country World Ex-US Index	13.06%	6.66%	0.11%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com.
The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.01 per share for share price returns or initial net asset value (NAV) of $25.01 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's annual operating expense ratio of 0.65% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Basic Materials	29.3%
Energy	16.3%
Communications	14.6%
Utilities	14.6%
Consumer, Non-cyclical	8.7%
Financial	6.1%
Industrial	5.4%
Consumer, Cyclical	3.9%
Total Common and Preferred Stocks	98.9%
Investments of Collateral for Securities Loaned	28.2%
Total Investments	127.1%
Liabilities in excess of Other Assets	-27.1%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
Brazil	52.4%
Canada	23.9%
Australia	23.7%

% of Long-Term
Currency Denomination	Investments
United States Dollar	54.4%
Canadian Dollar	23.9%
Australian Dollar	21.7%

% of Long-Term
Top Ten Holdings	Investments
Vale SA, ADR	10.8%
Ultrapar Participacoes SA, ADR	7.7%
Telefonica Brasil SA, ADR	6.3%
Cia de Bebidas das Americas, ADR	5.7%
Cia Energetica de Minas Gerais, ADR	4.9%
Iluka Resources Ltd.	4.9%
Banco Santander Brasil SA, ADR	4.3%
Penn West Petroleum Ltd.	4.2%
Cia Siderurgica Nacional SA, ADR	3.9%
Oi SA, ADR	3.5%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com.
The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

FAA | Guggenheim Airline ETF
Fund Summary & Performance
February 28, 2013 (unaudited)

Fund Statistics
Share Price	$39.22
Net Asset Value	$39.17
Premium/Discount to NAV	0.13%
Net Assets ($000)	$21,543

Total Returns
(Inception 1/26/09)	Six Month	One Year	Three Year (Annualized)	Since Inception (Annualized)
Guggenheim Airline ETF
NAV	38.75%	33.64%	6.31%	13.01%
Market	38.88%	33.67%	6.20%	13.05%
NYSE Arca Global Airline Index	39.20%	34.66%	7.56%	13.92%
MSCI World Index	10.85%	10.69%	9.78%	16.40%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown.  The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.  For the most recent month-end performance figures, please visit www.guggenheiminvestments.com.  The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.04 per share for share price returns or initial net asset value (NAV) of $24.04 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.29%. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.70% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was
1.21%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.65%.Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Cyclical	100.0%
Total Common and Preferred Stocks	100.0%
Investments of Collateral for Securities Loaned	2.9%
Total Investments	102.9%
Liabilities in excess of Other Assets	-2.9%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
United States	70.2%
Germany	4.6%
Ireland	4.4%
Japan	4.3%
Spain	1.6%
France	1.5%
Brazil	1.5%
Canada	1.5%
Panama	1.5%
United Kingdom	1.5%
Chile	1.5%
South Korea	1.5%
Singapore	1.5%
Australia	1.5%
Hong Kong	1.4%

Currency Denomination	% of Long-Term Investments
United States Dollar	79.1%
Euro	6.1%
All other currencies	14.8%

% of Long-Term
Top Ten Holdings	Investments
Southwest Airlines Co.	15.3%
Delta Air Lines, Inc.	15.0%
United Continental Holdings, Inc.	15.0%
Deutsche Lufthansa AG	4.6%
Ryanair Holdings PLC, ADR	4.4%
All Nippon Airways Co. Ltd.	4.3%
Alaska Air Group, Inc.	3.2%
US Airways Group, Inc.	3.2%
SkyWest, Inc.	3.1%
JetBlue Airways Corp.	3.1%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments.  All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com.  The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Overview of Fund Expenses
February 28, 2013 (unaudited)

As a shareholder of Guggenheim ABC High Dividend ETF and Guggenheim Airline ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2013.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing cost of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Annualized Expense
	Beginning Account	Ending Account	Ratio for the	Expenses Paid
	Value	Value	Period Ended	During Period1
	9/1/12	2/28/13	2/28/13	9/1/12-2/28/13

Guggenheim ABC High Dividend ETF
Actual	$ 1,000.00	$ 1,052.24	0.65%	$ 3.31
Hypothetical (5% annual return before expenses)	1,000.00	1,021.57	0.65%	3.26

Guggenheim Airline ETF2
Actual	1,000.00	1,387.52	0.70%	4.14
Hypothetical	1,000.00	1,021.32	0.70%	3.51
(5% annual return before expenses)

1 Actual and hypothetical expenses are calculated using the annualized expense ratio.  This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended February 28, 2013.  Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value over the period; then multiplying that result by 181/365.

2 The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information
Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.gugggenheiminvestments.com.

ABCS Guggenheim ABC High Dividend ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 98.9%
	Common Stocks - 71.3%
	Australia - 23.4%
118,887	Billabong International Ltd.	$ 104,063
102,837	Boart Longyear Ltd.	182,660
203,826	Emeco Holdings Ltd.	140,850
67,677	GWA Group Ltd.(a)	175,982
43,246	Iluka Resources Ltd.(a)	465,753
96,138	Myer Holdings Ltd.(a)	274,595
79,635	NRW Holdings Ltd.	167,129
109,139	Seven West Media Ltd.	262,568
133,083	Southern Cross Media Group Ltd.	209,815
226,597	SP AusNet	276,055
		2,259,470

	Brazil - 24.3%
55,623	Banco Santander Brasil SA, ADR	406,604
12,295	Cia de Bebidas das Americas, ADR	544,054
73,736	Cia Siderurgica Nacional SA, ADR	373,104
13,881	CPFL Energia SA, ADR	284,838
28,406	Ultrapar Participacoes SA, ADR	738,272
		2,346,872

	Canada - 23.6%
15,936	AGF Management Ltd., Class B	181,519
19,937	Atlantic Power Corp.	198,973
20,746	Bonavista Energy Corp.(a)	264,761
21,612	CML HealthCare, Inc.(a)	154,094
23,991	Enerplus Corp.(a)	326,943
23,283	Just Energy Group, Inc.(a)	175,520
62,323	Pengrowth Energy Corp.(a)	266,133
40,860	Penn West Petroleum Ltd.(a)	398,246
38,034	PetroBakken Energy Ltd.(a)	315,208
27,021	Poseidon Concepts Corp.(a) (b) (c)	4,652
		2,286,049

	Total Common Stocks - 71.3%
	(Cost $7,886,954)	6,892,391

	Preferred Stocks - 27.6%
	Brazil - 27.6%
14,464	Braskem SA, ADR	217,683
39,521	Cia Energetica de Minas Gerais, ADR	470,300
91,227	Oi SA, ADR(a)	336,627
22,889	Telefonica Brasil SA, ADR	603,354
56,294	Vale SA, ADR	1,034,121
	(Cost $2,965,494)	2,662,085

	Total Long-Term Investments - 98.9%
	(Cost $10,852,448)	9,554,476

	Investments of Collateral for Securities Loaned - 28.2%
2,723,350	BNY Mellon Securities Lending Overnight Fund, 0.1879%(d) (e)	2,723,350
	(Cost $2,723,350)

	Total Investments - 127.1%
	(Cost $13,575,798)	12,277,826
	Liabilities in excess of Other Assets - (27.1%)	(2,618,634)
	Net Assets - 100.0%	$9,659,192

ADR - American Depositary Receipt
SA - Corporation

(a)	Security, or portion thereof, was on loan at February 28, 2013.
(b)
Security is valued based on observable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $4,652 which represents less than 0.1% of net assets applicable to common shares.

(c)	Illiquid security.
(d)	At February 28, 2013, the total market value of the Fund's securities on loan was $2,580,750 and the total market value of the collateral held by the Fund was $2,723,350.
(e)	Interest rate shown reflects yield as of February 28, 2013.

FAA Guggenheim Airline ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 98.5%
	Australia - 1.5%
188,041	Qantas Airways Ltd.(a)	$316,674

	Canada - 1.5%
15,040	Westjet Airlines Ltd.	322,437

	Chile - 1.5%
13,552	Latam Airlines Group SA, ADR	319,963

	France - 1.5%
30,828	Air France-KLM(a)	328,227

	Germany - 4.6%
48,693	Deutsche Lufthansa AG	983,528

	Hong Kong - 1.4%
168,000	Cathay Pacific Airways Ltd.	313,693

	Ireland - 4.4%
24,710	Ryanair Holdings PLC, ADR	955,289

	Japan - 4.3%
454,000	All Nippon Airways Co. Ltd.(b)	934,966

	Panama - 1.5%
3,086	Copa Holdings SA, Class A	322,240

	Singapore - 1.5%
36,000	Singapore Airlines Ltd.	316,736

	South Korea - 1.5%
7,810	Korean Air Lines Co. Ltd.(a)	318,798

	Spain - 1.6%
93,968	International Consolidated Airlines Group SA(a)	341,192

	United Kingdom - 1.5%
21,167	easyJet PLC	320,341

	United States - 70.2%
13,368	Alaska Air Group, Inc.(a)	689,120
8,366	Allegiant Travel Co.	671,706
226,767	Delta Air Lines, Inc.(a)	3,235,965
116,817	Hawaiian Holdings, Inc.(a)	661,184
111,319	JetBlue Airways Corp.(a)	674,593
68,995	Republic Airways Holdings, Inc.(a)	649,243
48,382	SkyWest, Inc.	677,348
280,854	Southwest Airlines Co.	3,285,992
32,986	Spirit Airlines, Inc.(a)	667,967
120,931	United Continental Holdings, Inc.(a)	3,230,067
50,872	US Airways Group, Inc.(a)	683,211
		15,126,396

	Total Common Stocks - 98.5%
	(Cost $17,705,865)	21,220,480

	Preferred Stock - 1.5%
	Brazil - 1.5%
50,869	GOL Linhas Aereas Inteligentes SA, ADR(a)	$324,036
	(Cost $240,624)

	Total Long-Term Investments - 100.0%
	(Cost $17,946,489)	21,544,516

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 2.9%

623,482	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)	623,482
	(Cost $623,482)

	Total Investments - 102.9%
	(Cost $18,569,971)	22,167,998
	Liabilities in excess of Other Assets - (2.9%)	(625,416)
	Net Assets - 100.0%	$ 21,542,582

ADR - American Depositary Receipt
AG - Stock Corporation
PLC - Public Limited Company
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at February 28, 2013.
(c)	At February 28, 2013, the total market value of the Fund's securities on loan was $593,201 and the total market value of the collateral held by the Fund was $623,482.
(d)	Interest rate shown reflects yield as of February 28, 2013.

Statement of Assets and Liabilities
February 28, 2013 (unaudited)

	Guggenheim
	ABC High Dividend	Guggenheim
	ETF	Airline ETF
	(ABCS)	(FAA)
Assets
Investments in securities, at value (including securities on loan)	$12,277,826	$22,167,998
Foreign currency, at value	3,563	-
Cash	24,889	50,599
Receivables:
Dividends	79,150	7,497
Investments sold	3,567	1,674,649
Securities lending income	1,925	2,776
Due from Adviser	-	4,586
Other assets	-	171
Total assets	12,390,920	23,908,276

Liabilities
Payables:
Collateral for securities on loan	2,723,350	623,482
Investments purchased	3,563	1,690,301
Accrued advisory fees	4,815	-
Accrued expenses	-	51,911
Total liabilities	2,731,728	2,365,694
Net Assets	$9,659,192	$21,542,582

Composition of Net Assets
Paid-in capital	$12,279,597	$22,199,227
Accumulated undistributed net investment income (loss)	122,654	23,947
Accumulated net realized gain (loss) on investments and currency transactions	(1,445,084)	(4,277,206)
Net unrealized appreciation (depreciation) on investments and currency translation	(1,297,975)	3,596,614
Net Assets	$9,659,192	$21,542,582
Shares outstanding ($0.01 par value with unlimited amount authorized)	500,000	550,000
Net Asset Value Per Share	$19.32	$39.17

Investments in securities, at cost	$13,575,798	$18,569,971
Foreign currency, at cost	$3,563	$-
Securities on loan, at value	$2,580,750	$593,201

See notes to financial statements.

Statement of Operations
For the Six Months ended February 28, 2013 (unaudited)

	Guggenheim
	ABC High Dividend	Guggenheim
	ETF	Airline ETF
	(ABCS)	(FAA)

Investment Income
Dividend income	$345,497	$53,101
Less return of capital distributions received	(728)	-
Foreign taxes withheld	(25,442)	(458)
Net dividend income	319,327	52,643
Net securities lending income	12,022	31,216
Total investment income	331,349	83,859

Expenses
Advisory fee <Note 3>	32,600	42,794
Administration fee	-	2,354
Custodian fee	-	26,635
Licensing	-	5,136
Listing fee and expenses	-	5,000
Printing expenses	-	3,780
Professional fees	-	9,415
Trustees’ fees and expenses	-	1,725
Miscellaneous	-	6,446
Total expenses	32,600	103,285
Advisory fees waived	-	(42,794)
Other expenses waived or reimbursed	-	(579)
Net expenses	32,600	59,912
Net Investment Income (Loss)	298,749	23,947

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(432,140)	61,658
In-kind transactions	290,294	157,671
Foreign currency transactions	(4,608)	(1,724)
Net realized gain (loss)	(146,454)	217,605
Net change in unrealized appreciation (depreciation) on
Investments	365,799	5,331,079
Foreign currency translation	211	(914)
Net change in unrealized appreciation (depreciation)	366,010	5,330,165
Net realized and unrealized gain (loss)	219,556	5,547,770

Net Increase (Decrease) in Net Assets Resulting from Operations	$518,305	$5,571,717

See notes to financial statements.

Statement of Changes in Net Assets
	Guggenheim ABC High Dividend ETF		Guggenheim Airline ETF
	(ABCS)		(FAA)
	For the Six		For the Six
	Months Ended	For the Period	Months Ended	For the Year
	February 28, 2013	Ended	February 28, 2013	Ended
	(Unaudited)	August 31, 2012	(Unaudited)	August 31, 2012

Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$298,749	$504,052	$23,947	$6,859
Net realized gain (loss)	(146,454)	(1,275,097)	217,605	(3,051,667)
Net change in unrealized appreciation (depreciation)	366,010	(1,198,756)	5,330,165	2,762,766
Net increase (decrease) in net assets resulting from operations	518,305	(1,969,801)	5,571,717	(282,042)

Distributions to Shareholders
From and in excess of net investment income	(282,600)	(453,500)	-	(164,933)
Return of capital	-	-	-	(2,817)
Total distributions	(282,600)	(453,500)	-	(167,750)

Capital Share Transactions
Proceeds from sale of shares	1,913,025	9,922,505	1,904,491	2,775,148
Cost of shares redeemed	(2,878,487)	(3,921,348)	(1,457,693)	(5,327,533)
Net increase (decrease) from capital share transactions	(965,462)	6,001,157	446,798	(2,552,385)
Total increase (decrease) in net assets	(729,757)	3,577,856	6,018,515	(3,002,177)

Net Assets
Beginning of period	10,388,949	6,811,093	15,524,067	18,526,244
End of period	$9,659,192	$10,388,949	$21,542,582	$15,524,067
Accumulated undistributed net investment income (loss) at end of period	$122,654	$106,505	$23,947	$-

Changes in Shares Outstanding
Shares sold	100,000	450,000	50,000	100,000
Shares redeemed	(150,000)	(200,000)	(50,000)	(200,000)
Shares outstanding, beginning of period	550,000	300,000	550,000	650,000
Shares outstanding, end of period	500,000	550,000	550,000	550,000

See notes to financial statements.

Financial Highlights
ABCS Guggenheim ABC High Dividend ETF

				For the Period
	For the six months ended			June 8, 2011*
Per share operating performance	February 28, 2013		For the year ended	through
for a share outstanding throughout the period	(unaudited)		August 31, 2012	August 31, 2011
Net asset value, beginning of period	$18.89		$22.70	$25.01
Income from investment operations
Net investment income(a)	0.56		1.16	0.38
Net realized and unrealized gain (loss)	0.41		(3.90)	(2.69)
Total from investment operations	0.97		(2.74)	(2.31)
Distributions to shareholders
From net investment income	(0.54)		(1.07)	-
Net asset value, end of period	$19.32		$18.89	$22.70
Market value, end of period	$19.17		$18.84	$22.72

Total return(b)
Net asset value	5.22%		-12.10%	-9.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,659		$10,389	$6,811
Ratio of net expenses to average net assets	0.65%	(c)	0.65%	0.65%	(c)
Ratio of net investment income (loss) to average net assets	5.96%	(c)	5.67%	7.21%	(c)
Portfolio turnover rate(d)	17%		95%	19%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.
(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

FAA | Guggenheim Airline ETF
Financial Highlights

	For the					For the Period
	Six Months Ended		For the Year	For the Year	For the Year	January 26, 2009**
	February 28, 2013		Ended	Ended	Ended	through
	(unaudited)		August 31, 2012	August 31, 2011	August 31, 2010	August 31, 2009

Per share operating performance
for a share outstanding throughout the period
Net asset value, beginning of period	$ 28.23		$ 28.50	$ 32.88	$ 23.69	$ 24.04	(e)
Income from investment operations
Net investment income (loss) (a)	0.05		0.01	0.08	(0.16)	(0.05)
Net realized and unrealized gain (loss)	10.89		0.03	(4.43)	9.35	(0.30)	(e)
Total from investment operations	10.94		0.04	(4.35)	9.19	(0.35)
Distributions to shareholders
From and in excess of net investment income	-		(0.30)	(0.03)	-	-
Return of capital	-		(0.01)	-	-	-
Total distributions	-		(0.31)	(0.03)	-	-
Net asset value, end of period	$ 39.17		$ 28.23	$ 28.50	$ 32.88	$ 23.69
Market value, end of period	$ 39.22		$ 28.24	$ 28.53	$ 32.74	$ 24.10

Total return* (b)
Net asset value	38.75%		0.20%	-13.26%	38.79%	-1.46%	(e)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 21,543		$ 15,524	$ 18,526	$ 42,744	$ 4,738
Ratio of net expenses to average net assets*	0.70%	( c)	0.70%	0.70%	0.75%	0.95%	(c)
Ratio of net investment income (loss) to average net assets*	0.28%	( c)	0.04%	0.23%	-0.50%	-0.40%	(c)
Portfolio turnover rate (d)	13%		50%	38%	65%	58%
*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	1.21%	( c)	1.29%	0.99%	1.13%	5.67%	(c)
Ratio of net investment income (loss) to average net assets	-0.23%	( c)	-0.55%	-0.06%	-0.88%	-5.12%	(c)

**	Commencement of investment operations.
(a)	Based on average shares outstanding during the period.
(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV").
Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.
(e)	Subsequent to August 31, 2009, it was identified that the net asset value, for January 26, 2009 was listed incorrectly as $23.82, causing the total return at net asset value and the net realized and unrealized loss to be listed incorrectly. The above figures represent the corrected presentation.
This issue had no impact on the ending net asset value.

See notes to financial statements.

Notes to Financial Statements
February 28, 2013 (unaudited)

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust 2 (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.  At a meeting on February 15, 2013, the Board of Trustees approved the termination of the Guggenheim ABC High Dividend ETF and the Guggenheim Airline ETF (each a “Fund” or collectively the “Funds”).  The Funds have ceased operation with liquidation proceeds distributed to shareholders of record as of March 22, 2013.  The Funds have a semiannual reporting period ended on February 28, 2013 and liquidated March 22, 2013.

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim ABC High Dividend ETF	The BNY Mellon ABC Index
Guggenheim Airline ETF	NYSE Arca Global Airline Index

Note 2 –Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value.  Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.  Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”).  A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Funds’ Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.”  Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs as described above. The Funds did not have any Level 3 securities during the period ended February 28, 2013.

The following table represents Guggenheim ABC High Dividend ETF’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stock:
Basic Materials	$1,577	$-	$-	$1,577
Communications	472	-	-	472
Consumer, Cyclical	379	-	-	379
Consumer, Non-cyclical	839	-	-	839
Energy	1,571	5	-	1,576
Financial	588	-	-	588
Industrial	526	-	-	526
Utilities	936	-	-	936
Preferred Stock	2,662	-	-	2,662
Investments of Collateral for Securities Loaned	2,723	-	-	2,723
Total	$12,273	$5	$-	$12,278

There were no transfers between valuation levels as of the report date when compared to the valuation levels at the end of the previous fiscal year.

All securities held by Guggenheim Airline ETF were valued using quoted prices in active markets (Level 1).  There were no transfers between valuation levels as of the report date when compared to the valuation levels at the end of the previous fiscal year

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted to interest income over the lives of the respective securities using the effective interest method.  Premiums on debt securities purchased are amortized to interest income up to the next call date of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and asked price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/(depreciation) on foreign currency translations.

(d) Distributions
Guggenheim Airline ETF intends to pay substantially all of its net investment income to shareholders through annual distributions. Guggenheim ABC High Dividend ETF pays a quarterly distribution. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is invested with the securities lending agent in an overnight securities lending fund. The overnight securities lending fund is comprised of short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

Note 3 – Investment Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”), the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, Guggenheim Airline ETF pays the Investment Adviser an advisory fee, payable on a monthly basis, at an annual rate equal to 0.50% of the Fund’s average daily net assets.

Pursuant to the Agreement, Guggenheim ABC High Dividend ETF pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis, at an annual rate equal to 0.65% of the Fund’s average daily net assets.

Out of the unitary management fee, Guggenheim ABC High Dividend ETF pays substantially all the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Under a separate Fund Administration Agreement, the Investment Adviser provides Fund Administration services to Guggenheim Airline ETF.  The Investment Adviser receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

Due to its unitary fee structure, Guggenheim ABC High Dividend ETF does not charge a separate Fund Administration fee.

For the six months ended February 28, 2013, Guggenheim Airline ETF recognized Fund Administration expenses of $2,354 and waived Fund Administration expenses of $579.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and security lending agent.  As custodian, BNY is responsible for the custody of the Funds’ assets.  As accounting agent, BNY is responsible for maintaining the books and records of the Funds.  As transfer agent, BNY is responsible for performing transfer agency services for the Funds.  As security lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Airline ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.65% of average net assets per year.

Amounts owed to Guggenheim Airline ETF from the Investment Adviser are shown in the Statement of Assets and Liabilities.

The Trust and the Investment Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to each Fund’s commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the expense cap.

For the six months ended February 28, 2013, the Investment Adviser waived fees and assumed the following fees and expenses:

	Advisory Fees Waived	Potentially Recoverable Expenses Expiring 2013
Guggenheim Airline ETF	$42,794	$327,501*
* Per the Expense Reimbursement Agreement discussed above, this year represents the last year the Fund will be eligible to recover fees and expenses.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser.  The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim ABC High Dividend ETF	The Bank of New York Mellon Corp.
Guggenheim Airline ETF	Archipelago Holdings, Inc.

Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for Guggenheim Airline ETF.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Accordingly, no provision for U.S. federal income taxes is required.  In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

At February 28, 2013, the cost of investments, accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)	Net Tax Unrealized Appreciation (Depreciation) on Foreign Currency
Guggenheim ABC High Dividend ETF	$13,646,875	$578,589	($1,947,638)	($1,369,049)	($3)
Guggenheim Airline ETF	18,706,122	3,928,223	(466,347)	3,461,876	(1,413)

Tax components of the following balances as of August 31, 2012 (the most recent fiscal year end for federal income tax purposes), were as follows:

	Undistributed Ordinary Income/ (Accumulated Ordinary Loss)	Undistributed Long-Term Gains/(Accumulated Capital & Other Loss)
Guggenheim ABC High Dividend ETF	$114,509	$(1,235,557)
Guggenheim Airline ETF	-	(4,358,660)

Distributions to Shareholders:
The tax character of distributions paid during the year ended August 31, 2012 (the most recent fiscal year end for federal income tax purposes) was as follows:

Distributions paid from Ordinary Income
Guggenheim ABC High Dividend ETF	$453,500
Guggenheim Airline ETF	164,933

Distributions paid from Return of Capital
Guggenheim Airline ETF	$2,817

At August 31, 2012 (the most recent fiscal year end for federal income tax purposes), the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010 capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, may expire unused.

	Capital Loss Expiring in 2018	Capital Loss Expiring in 2019	Unlimited Short-Term Capital Loss	Unlimited Long-Term Capital Loss	Total
Guggenheim ABC High Dividend ETF	$ -	$ -	$68,225	$ -	$68,225
Guggenheim Airline ETF	53,969	833,950	414,007	234,775	1,536,701

Capital and foreign currency losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended August 31, 2012 (the most recent fiscal year end for federal tax purposes), the following Funds incurred and will elect to defer the following current year post-October losses as though the losses were incurred on the first day of the next fiscal year.

Post-October Capital Losses
Guggenheim ABC High Dividend ETF	$1,167,332
Guggenheim Airline ETF	2,821,959

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then).  Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 - Investment Transactions:
For the six months ended February 28, 2013, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim ABC High Dividend ETF	$1,678,781	$1,688,385
Guggenheim Airline ETF	2,419,762	2,298,674

For the six months ended February 28, 2013, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim ABC High Dividend ETF	$1,941,090	$2,852,400
Guggenheim Airline ETF	1,879,905	1,435,858

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees of $500 are charged to those persons creating or redeeming creation units. An additional charge on the transaction fee may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 7 - Distribution and Service Plan:
The Board of Trustees has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees were paid by the Funds.

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications.  Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Subsequent Event:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

The Guggenheim ABC High Dividend ETF and the Guggenheim Airline ETF ceased trading on the NYSE Arca on March 15, 2013. All shareholders remaining on March 22, 2013 received the value of their shares as summarized below.

Liquidation Distribution
Guggenheim ABC High Dividend ETF	$19.395
Guggenheim Airline ETF	$42.986

Supplemental Information | (unaudited)

Federal Income Tax Information
In January 2014, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2013.

Trustees
The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President & Treasurer, PepsiCo., Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development of PepsiCo., Inc. (1987-1990).	48	None.
Roman Friedrich III Year of Birth: 1946 Trustee	Since 2010	Founder and President of Roman Friedrich & Company, a US and Canadian-based business, which provides investment banking to the mining industry (1998-present). Formerly, Senior Managing Director of MLV & Co., LLC, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining (2010-2011).	44
Director of First Americas Gold Corp. (2012-present), Zincore Metals, Inc. (2009-present). Previously, Director of Blue Sky Uranium Corp. (formerly Windstorm Resources Inc.) (2011-2012); Director of Axiom Gold and Silver Corp. (2011-2012), Stratagold Corp. (2003-2009); Gateway Gold Corp. (2004-2008) and GFM Resources Ltd. (2005-2010).

Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010	Consultant (1998-present). Formerly, Managing Partner, Financial and Economic Consulting, St. Louis office of Arthur Andersen (1977-1997).	44	Director of Peabody Energy Company (2003-present) and GP Natural Resource Partners LLC (2002-present).
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	50	None.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	47	Trustee, Bennett Group of Funds (2011-present).
Interested Trustee:
Donald C. Cacciapaglia† Year of Birth: 1951 Trustee, Chief Executive Officer	Since 2012
Senior Managing Director of Guggenheim Investments (2010-present); Chief Executive Officer of Guggenheim Funds Services, LLC (2012-present); Chief Executive Officer (2012-present) and President (2010-present), Guggenheim Funds
Distributors, LLC and Guggenheim Funds InvestmentAdvisors, LLC; Chief Executive Officer of certain funds of Guggenheim Funds Fund Complex (2012-present); President and Director of SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund (2012-present); President, CEO and Trustee of Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series
Funds and Rydex Variable Trust , (2012-present); Formerly Chairman and CEO of Channel Capital Group Inc. and Channel Capital Group LLC. (2002-2010).
227
Trustee, Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Funds and Rydex Variable Trust
(2012-present); Independent Board Member, Equitrust Life Insurance Company, Guggenheim Life and Annuity Company, and Paragon Life Insurance Company of Indiana (2011-present).

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532
**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.
***
As of period end, the Guggenheim Investments Fund Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Funds Distributors, Inc. and/or affiliates. The Guggenheim Investments Fund Complex is overseen by multiple Boards of Trustees.

†
Mr. Donald C. Cacciapaglia is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Fund because of his position as the President and CEO of the Investment Adviser and Distributor.

Principal Executive Officers
The principal executive officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations

Officers:
Amy J. Lee Year of Birth: 1961 Chief Legal Officer	Since 2013***
Managing Director, Guggenheim Investments (2012-present); Senior Vice President & Secretary, Security Investors, LLC (2010 - present); Secretary & Chief Compliance Officer, Security Distributors, Inc. (1987 - 2012); Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987-2012); Vice President & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust (2008-present); Chief Legal Officer (2012) of certain funds in the Guggenheim Funds Complex.

John L. Sullivan Year of Birth: 1955 Chief Accounting Officer, Chief Financial Officer Treasurer	Since 2010
Senior Managing Director of Guggenheim Funds Investment Advisors, LLC and Guggenheim Funds Distributors, LLC
(2010-present). Chief Financial Officer, Chief Accounting Officer and Treasurer of certain funds in the Fund Complex. Formerly, Chief Compliance Officer, Van Kampen Funds (2004-2010). Head of Fund Accounting, Morgan Stanley Investment Management (2002-2004). Chief Financial Officer, Treasurer, Van Kampen Funds (1996-2004).

Joanna M. Catalucci Year of Birth: 1966 Chief Compliance Officer	Since 2012
Chief Compliance Officer of certain funds in the Fund Complex; and Managing Director of Compliance and Fund Board Relations, Guggenheim Investments (2012-present). Formerly, Chief Compliance Officer & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC (2010-2012); Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010 2011); Rydex Capital Partners I, LLC & Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); and Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006).

Mark E. Mathiasen Year of Birth: 1978 Secretary	Since 2011	Director, Associate General Counsel of Guggenheim Funds Services, LLC (2007-present). Secretary of certain funds in the Fund Complex.
Stevens T. Kelly Year of Birth: 1982 Assistant Secretary	Since 2012
Assistant General Counsel of Guggenheim Funds Services, LLC (2011 to present). Assistant Secretary of certain other funds in the Fund Complex.  Formerly, Associate at K&L Gates LLP (2008-2011), J.D., University of Wisconsin Law School (2005-2008).

William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

***	Effective February 12, 2013.

Trust Information

Board of Trustees	Investment Adviser and Administrator
Randall C. Barnes	Guggenheim Funds Investment Advisors,
Donald C. Cacciapaglia*	LLC
Roman Friedrich III	Lisle, IL
Robert B. Karn III
Ronald A. Nyberg	Distributor
Ronald E. Toupin, Jr., Chairman	Guggenheim Funds Distributors, LLC
Lisle, IL
* Trustee is an “interested person” (as defined in
section 2(a)(19) of the 1940 Act) (“Interested
Trustee”) of the Trust because of his position as the
President and CEO of the Investment Adviser and
the Distributor.

Officers	Accounting Agent, Custodian
Donald C. Cacciapaglia	and Transfer Agent
Chief Executive Officer	The Bank of New York Mellon Corp.
New York, NY
Amy J. Lee
Chief Legal Officer	Legal Counsel
Dechert LLP
John L. Sullivan	New York, NY
Chief Financial Officer, Chief Accounting Officer and Treasurer

Joanna M. Catalucci	Independent Registered Public
Chief Compliance Officer	Accounting Firm
Ernst & Young LLP
Mark E. Mathiasen	Chicago, IL
Secretary

Stevens T. Kelly
Assistant Secretary

William H. Belden III
Vice President

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information.  The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
       •  If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds as (800)345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, visiting Guggenheim Investment’s website at www.guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investment’s website at www.guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $170 billion in assets under supervision as of December 31, 2012. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio manager who is currently responsible for the day-to-day management of each Funds’ portfolio is Saroj Kanuri, CFA. Mr. Kanuri is a Director, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors, LLC and joined Guggenheim Fund Distributors, LLC in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

Claymore Exchange-Traded Fund Trust 2 Overview
The Claymore Exchange-Traded Fund Trust 2 (the “Trust”) is an investment company complex currently consisting of 14 separate exchange-traded “index funds” as of February 28, 2013.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(03/13)

ETF-002-SAR-0213

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

Item 2.  Code of Ethics.

 Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)  Not Applicable.

(b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust 2

By:              /s/ Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:           Chief Executive Officer

Date:           May 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              /s/ Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:           Chief Executive Officer

Date:           May 8, 2013

By:                /s/ John L. Sullivan

Name:           John L. Sullivan

Title:             Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:             May 8, 2013